TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reduced corporate tax rate in current and next fiscal year						12.50%	15.00%	15.00%
Reduced corporate tax rate in current and next fiscal year if located in certain development zone						7.00%	10.00%	10.00%
Withholding tax on dividends distributed out of income for Preferred Enterprises	20.00%
Tax rate on preferred income form a preferred enterprise	16.00%
Tax rate on preferred income form a preferred enterprise, thereafter					16.00%
Tax rate on preferred income form a preferred enterprise in development area					9.00%
Tax rate applicable to preferred enterprises located in development area	7.50%			9.00%
Tax rate applicable to preferred enterprises located in other areas				16.00%
Statutory tax rates	23.00%	23.00%	23.00%
Carryforwards Capital losses	$ 9.8
Net operating loss carryforward	14.5
Tax loss carryforwards	$ 14.2
Non-Israeli subsidiaries [Member] | Minimum [Member]
Statutory tax rates	21.00%